Exchange Act-Forms
                                    FORM 13F

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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549


                               Form 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended: 3/31/00
            Check here if Amendment [ ]; Amendment Number: __________
                        This Amendment (Check only one.):
                        [ ] is a restatement.
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:  Benchmark Capital Management Co. II, L.L.C.
________________________________________________________________________________

Address:  2490 Sand Hill Road, Menlo Park, CA 94025_____________________________

________________________________________________________________________________

________________________________________________________________________________

Form 13F File Number:  28-05417 ________________________________________________

                      The  institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:



Name:   Steven M. Spurlock

Title:  Managing Member

Phone:  650 854-8180

Signature, Place, and Date of Signing:

/s/ Steven M. Spurlock__________________________________________________________
[Signature]

Menlo Park, CA__________________________________________________________________
[City, State]

May 12, 2000____________________________________________________________________
[Date]

Report Type (Check only one.):

    [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    [ ] 13FCOMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                           0
                                                --------------

Form 13F Information Table Entry Total:                     12
                                                --------------

Form 13F Information Table Value Total:             $2,110,677
                                                --------------
                                                    (thousands)

List of Other Included Managers:

    NONE

                                            FORM 13F INFORMATION TABLE

                                                                                                              Voting Authority
                                                            Value      Shares/ Sh/ Put/ Invstmt          -------------------------
      Name of Issuer         Title of class CUSIP         (x$1000)     PrnAmt  Prn Call Dscretn Managers    Sole     Shared   None
--------------------------   -------------- ---------     -------    --------- --- ---  ------- --------  --------   ------   ----
Amazon.com, Inc.             Common         023135106       4,978       74,304  SH       Sole               74,304      0       0
America Online, Inc.         Common         02364J104       5,022       66,188  SH       Sole               66,188      0       0
Ashford.Com, Inc.            Common         044093102      51,256   10,862,177  SH       Sole           10,862,177      0       0
Critical Path, Inc.          Common         22674V100     255,200    3,002,354  SH       Sole            3,002,354      0       0
E-Loan, Inc.                 Common         26861P107      63,193    9,027,624  SH       Sole            9,027,624      0       0
1-800 Flowers.com, Inc.      Common         68243Q106       6,782      951,870  SH       Sole              951,870      0       0
Nortel Networks, Inc.        Common         656569100      26,136      207,226  SH       Sole              207,226      0       0
PlanetRx, Inc.               Common         727049108      42,680    5,334,985  SH       Sole            5,334,985      0       0
PMC Sierra, Inc.             Common         69344F106      40,467      198,674  SH       Sole              198,674      0       0
Red Hat Software, Inc.       Common         756577102     492,898   11,631,816  SH       Sole           11,631,816      0       0
Scient Corporation           Common         80864H109     848,308    9,354,192  SH       Sole            9,354,192      0       0
Turnstone Systems, Inc.      Common         900423104     273,757    2,380,496  SH       Sole            2,380,496      0       0

